Note 26	12 Months Ended
Dec. 31, 2025
Issued capital [abstract]
Disclosure of Common Stock [Text Block]	Capital
As of December 31, 2025 and 2024 BBVA’s share capital amounted to €2,797,394,663.00 and €2,824,009,877.85 divided into 5,708,968,700 and 5,763,285,465 shares, respectively. As of December 31, 2023 BBVA’s share capital amounted to €2,860,590,786.20 divided into 5,837,940,380 shares. These decreases have been the result, respectively, of the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 21, 2025, under agenda item three, and of the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders' Meeting of BBVA held on March 15, 2024, under item 3 of the agenda, which were notified through Other Relevant Information notices on December 23, 2025 and on May 24, 2024, respectively (see Note 4).
As of December 31, 2025, 2024 and 2023, the shares were fully subscribed and paid-up, of the same class and series, of €0.49 par value each, and represented through book-entry accounts. All of the Bank´s shares carry the same voting and dividend rights, and no single stockholder enjoys special voting rights. Each and every share is part of the Bank’s capital.
The Bank’s shares are traded on the stock markets of Madrid, Barcelona, Bilbao and Valencia through the Sistema de Interconexión Bursátil Español (Mercado Continuo), as well as on the London and Mexico stock markets. BBVA American Depositary Shares (ADSs) traded on the New York Stock Exchange under the ticker “BBVA”.
Additionally, as of December 31, 2025, the shares of Banco BBVA Peru, S.A., BBVA Banco Provincial, S.A., Banco BBVA Colombia, S.A., Banco BBVA Argentina, S.A., and Garanti BBVA A.S., were listed on their respective local stock markets. Banco BBVA Argentina, S.A. was also quoted in the Latin American market (Latibex) of the Madrid Stock Exchange and, through its American Depositary Shares (ADSs) on the New York Stock Exchange. Also, the Depositary Receipts (“DR”) of Garanti BBVA, A.S. are listed in the London Stock Exchange. BBVA is also currently included, amongst other indexes, in the IBEX 35® Index, which is made up by the 35 most liquid securities traded on the Spanish Market and, technically, it is a price index that is weighted by capitalization and adjusted according to the free float of each company comprised in the index.
As of December 31, 2025, State Street Bank and Trust Company, The Bank of New York Mellon, Chase Nominees and Northern Trust Company, in their capacity as international custodian/depositary banks, held 13.87%, 11.33%, 9.69%, and 3.14% of BBVA ordinary shares, respectively. Of said positions held by the custodian banks, BBVA is not aware of any individual shareholders with direct or indirect holdings greater than or equal to 3% of BBVA ordinary shares outstanding.
On February 5, 2024, BlackRock, Inc. reported to the SEC that it beneficially owned 7.2% of BBVA’s ordinary shares. On August 13, 2025, Capital Research and Management Company reported to the SEC that it indirectly had voting power over 3.1% of BBVA’s ordinary shares.
BBVA is not aware of any direct or indirect interests through which control of the Bank may be exercised. Furthermore, BBVA has not received any information on stockholder agreements, including agreements regulating the exercise of voting rights at its Annual General Shareholders' Meetings or restricting or placing conditions on the free transferability of BBVA shares. No agreement is known to BBVA that could give rise to changes in the control of the Bank.
BBVA banking subsidiaries, associates and joint ventures worldwide, are subject to supervision and regulation from a variety of regulatory bodies in relation to, among other aspects, the satisfaction of minimum capital requirements. The obligation to satisfy such capital requirements may affect the ability of such entities to transfer funds in the form of cash dividends, loans or advances. In addition, under the laws of the various jurisdictions where such entities are incorporated, dividends may only be paid out through funds legally available for such purpose. Even when the minimum capital requirements are met and funds are legally available, the relevant regulators or other public administrations could discourage or delay the transfer of funds to the Group in the form of cash, dividends, loans or advances for prudential reasons.
Resolutions adopted by the Annual General Shareholders' Meeting
Capital increase
BBVA's Annual General Shareholders' Meeting held on March 18, 2022 resolved, under agenda item four, to confer authority on the Board of Directors of BBVA to increase BBVA's share capital, on one or several occasions, within the legal term of five years to be counted as from the date on which this resolution was adopted, up to the maximum amount corresponding to 50% of BBVA's share capital at the time of this authorization. Likewise, the Annual General Shareholders' Meeting resolved to confer on the Board of Directors authority to exclude shareholders' pre-emptive subscription rights, in whole or in part, within the framework of a specific issue of shares that may be made thereunder.
However, the power to exclude pre-emptive subscription rights was limited, such that the nominal amount of any share capital increases resolved or effectively carried out with the exclusion of pre-emptive subscription rights and those that may be resolved or carried out to cover the conversion of convertible issuances that may equally be made with the exclusion of pre-emptive subscription rights in use of the authority delegated to issue convertible securities (other than contingently convertible securities, envisaged to meet regulatory requirements for their eligibility as capital instruments (CoCo)) as resolved by BBVA's Annual General Shareholders' Meeting held on March 18, 2022 under agenda item five and which is described in Note 22.4.1 (without prejudice to anti-dilution adjustments), may not exceed the nominal maximum overall amount of 10% of BBVA's share capital at the time of this authorization. This authority repealed the authority conferred by the Annual General Shareholders' Meeting held on March 17, 2017 under its agenda item four, which BBVA did not use.
As of the date of preparation of these Consolidated Financial Statements, the Bank has not made use of the delegation granted by the General Shareholders' Meeting.
The Extraordinary General Shareholders' Meeting of BBVA held on July 5, 2024 resolved, under item one of the agenda, to authorize an increase in BBVA’s share capital for up to a maximum nominal amount of €551,906,524.05 by issuing and putting into circulation up to 1,126,339,845 ordinary shares with a par value of €0.49 each, of the same class and series, and with the same rights as the outstanding shares at such date, represented in book-entry form, with non-cash contributions for the purposes of covering the consideration of the voluntary tender offer for the acquisition of up to 100% of the shares of Banco de Sabadell, S.A. announced by BBVA.
BBVA's Annual General Shareholders' Meeting held on March 21, 2025 resolved, under item four of the agenda, to renew said agreement for its execution within a period of one (1) year from that date. The voluntary tender offer was terminated on October 16, 2025, after the CNMV published the results thereof and the minimum acceptance condition set by BBVA was not met; therefore, the Bank will not exercise the delegation granted by the Annual General Shareholders' Meeting.
Capital Decrease
BBVA's Annual General Shareholders' Meeting held on March 17, 2023 resolved, under agenda item three, to approve the share capital reduction of BBVA by up to a maximum amount of 10% of the share capital on the date of this resolution, through the redemption of own shares acquired derivatively by BBVA by virtue of the authorization granted by the General Shareholders' Meeting held on March 18, 2022 under item six of the agenda, through any mechanism whose objective or purpose is redemption. Pursuant to the resolution, its implementation period ended on the date of the following Annual General Shareholders' Meeting, being rendered null and void from that date in respect of the amount not executed. The Annual General Shareholders' Meeting conferred authority on the Board of Directors of BBVA, with sub-delegation powers, to totally or partially execute the aforementioned share capital reduction, on one or more occasions, repealing the resolution adopted by the Annual General Shareholders' Meeting held on March 18, 2022, under agenda item seven.
In execution of said resolution, (see Note 4), BBVA has carried out the following share capital reductions:
–On June 2, 2023, BBVA notified the partial execution of the resolution through the reduction of BBVA’s share capital in a nominal amount of €31,675,343.91 and the consequent cancellation, charged to unrestricted reserves, of the 64,643,559 own shares of €0.49 par value each acquired derivatively by the Bank in execution of a share buyback program and which were held as treasury shares.
–On December 19, 2023, BBVA notified the second partial execution of the resolution through the reduction of BBVA’s share capital in a nominal amount of €62,490,986.25 and the consequent cancellation, charged to unrestricted reserves, of the 127,532,625 own shares of €0.49 par value each acquired derivatively by the Bank in execution of a share buyback program and which were held as treasury share.
BBVA's Annual General Shareholders' Meeting held on March 15, 2024 resolved, under agenda item three, to approve the share capital reduction of BBVA by up to a maximum amount of 10% of the share capital on the date of this resolution, through the redemption of own shares acquired derivatively by BBVA by virtue of the authorization granted by the General Shareholders' Meeting held on March 18, 2022 under item six of the agenda, through any mechanism whose objective or purpose is redemption. Pursuant to the resolution, its implementation period will end on the date of the following Annual General Shareholders' Meeting, being rendered null and void from that date in respect of the amount not executed. The Annual General Shareholders' Meeting conferred authority on the Board of Directors of BBVA, with sub-delegation powers, to totally or partially execute the aforementioned share capital reduction, on one or more occasions, repealing the resolution adopted by the Annual General Shareholders' Meeting held on March 17, 2023, under agenda item three, whose executions are described above.
In execution of the resolution of the Annual General Shareholders' Meeting held on March 15, 2024, BBVA has carried out the following share capital reduction (see Note 4):
–On May 24, 2024, BBVA notified the partial execution of the resolution through the reduction of BBVA's share capital in a nominal amount of €36,580,908.35 and the consequent cancellation, charged to unrestricted reserves, of 74,654,915 own shares of €0.49 par value each acquired derivatively by the Bank in execution of a share buyback program and which were held as treasury shares.
The Annual General Shareholders' Meeting of BBVA held on March 21, 2025, in the third item of its agenda, agreed to approve the reduction of BBVA's share capital up to a maximum amount corresponding to 10% of the share capital on the date of the agreement, through the amortization of own shares that have been derivatively acquired by BBVA under the authorization conferred by the General Shareholders' Meeting of BBVA held on March 18, 2022 under its sixth item of the agenda, through any mechanism with the aim of being amortized and whose execution period was determined to be until the date of the next Annual General Shareholders' Meeting, with any unexecuted part remaining without effect as of said date. The Annual General Shareholders' Meeting authorized the Board of Directors, with powers of subdelegation, to execute all or part of the reduction of the share capital, in one or several times, leaving without effect, in its unused part, the resolution adopted by the Annual General Shareholders' Meeting held on March 15, 2024, in the third item of the agenda, whose partial executions have been described above.
In the execution of the Annual General Shareholders' Meeting held on March 21, 2025, BBVA has executed the following share capital reduction (see Note 4):
–On December 23, 2025, BBVA notified the partial execution of the aforementioned resolution through the reduction of BBVA's share capital in a nominal amount of €26,615,214.85 and the consequent cancellation, charged to unrestricted reserves, of 54,316,765 own shares of €0.49 par value each acquired derivatively by the Bank in execution of a share buyback program and which were held as treasury shares.
Convertible and/or exchangeable securities
Note 22.4 introduces the details of the convertible and/or exchangeable securities.